Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Balance at November 1, 2017	$ 2,978,751
Cash flows from financing activities:
Convertible debentures advances	1,457,983	$ 1,788,974	$ 2,490,333
Convertible debenture repayments	(662,080)	(581,618)	(260,428)
Non-cash changes:
Convertible debenture interest accrued	125,328	666,245	585,989
Convertible debentures converted into common shares	(1,093,842)
Accretion Expenses	2,039,344	1,358,101	514,560
Gain on extinguishment of debt	(399,191)
Gain on revaluation of derivative liabilities	1,094,718	1,614,822	$ 295,616
Convertible debenture renewal	(137,854)
Foreign exchange gain	(87,033)
Balance at October 31, 2018	$ 3,126,687	$ 2,978,751